PARTY-IN-INTEREST TRANSACTIONS - Schedule of Related Party Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Reconciliation [Roll Forward]
Beginning balance	$ 247,538,479
Ending balance	284,552,582	$ 247,538,479
Common stocks
EBP, Investment, Reconciliation [Roll Forward]
Beginning balance	8,986,228	9,873,507
Total unrealized gain included in net decrease in net assets available for benefits	(719,670)	3,914
Total realized gain included in net decrease in net assets available for benefits	233,604	646,191
Purchases	2,109,443	3,469,100
Settlements	(2,141,317)	(5,006,484)
Ending balance	$ 8,468,288	$ 8,986,228